Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset New York Municipals Fund
Class Name	Class A
Trading Symbol	SBNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.86%
[1]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 254,167,064
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$254,167,064
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset New York Municipals Fund
Class Name	Class C
Trading Symbol	SBYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$73	1.43%
[4]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%
Net Assets	$ 254,167,064
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$254,167,064
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[5],[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset New York Municipals Fund
Class Name	Class I
Trading Symbol	SNPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$33	0.64%
[7],[8]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 254,167,064
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$254,167,064
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[9],[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.

[4]
†	Annualized.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
†	Certain categories may represent less than 0.1%.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
†	Certain categories may represent less than 0.1%.